CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Operating activities:
Net income	$ 114,717	¥ 796,482	¥ 439,380	¥ 302,391
Adjustments to reconcile net income to net cash provided by operating activities:
Share-based compensation	7,984	55,436	52,535	31,937
Depreciation and amortization	100,086	694,894	661,404	570,722
Deferred taxes	4,817	33,446	(50,149)	(42,391)
Bad debt expenses	156	1,082	1,997	4,770
Deferred rent	14,881	103,322	130,301	182,580
Loss (gain) from disposal of property and equipment	1,344	9,333	(5,519)	803
Impairment loss	22,143	153,741	95,608	27,391
Loss (Income) from equity method investments	(886)	(6,157)	2,896	(1,865)
Investment loss (income)	(16,817)	(116,763)	(2,767)	(3,037)
Excess tax benefit from share-based compensation	(2,685)	(18,645)	(12,838)	(11,697)
Changes in operating assets and liabilities, net of effect of acquisitions:
Accounts receivable	(6,656)	(46,211)	(5,749)	(18,773)
Prepaid rent	(3,655)	(25,380)	(44,430)	(21,577)
Inventories	565	3,923	5,952	4,130
Amounts due from related parties	(1,341)	(9,314)		256
Other current assets	(5,878)	(40,813)	(15,518)	(42,369)
Other assets	(727)	(5,046)	1,787	(13,220)
Accounts payable	8,516	59,129	14,194	18,016
Amounts due to related parties	1,079	7,489	1,250	810
Salary and welfare payables	8,738	60,669	24,532	38,813
Deferred revenue	2,813	19,529	216,805	253,562
Accrued expenses and other current liabilities	29,145	202,351	121,502	58,995
Income tax payable	9,230	64,087	56,019	45,274
Other long-term liabilities	7,355	51,072	60,481	68,494
Net cash provided by operating activities	294,924	2,047,656	1,749,673	1,454,015
Investing activities:
Purchases of property and equipment for hotels in operation and headquarters	(42,684)	(296,353)	(315,117)	(282,467)
Purchases of property and equipment for hotels under development	(29,783)	(206,783)	(325,105)	(648,455)
Purchases of intangibles	(1,953)	(13,557)	(8,818)	(10,423)
Amount received as a result of government zoning	302	2,099	6,721	10,557
Acquisitions, net of cash received	18,940	131,501	(19,153)	(16,050)
Proceeds from disposal of subsidiary and branch, net of cash disposed	(2,977)	(20,668)	5,000	18,484
Purchases of long-term investments	(42,219)	(293,125)	(105,707)	(191,064)
Proceeds from maturity/sale of long-term investments	2,138	14,842	14,410	88,266
Payment for shareholder loan to joint venture	(5,673)	(39,387)	(1,386)	(15,640)
Collection of shareholder loan from joint venture	1,337	9,285	1,522
Purchases of short-term investments			(434,811)	(75,210)
Proceeds from maturity/sale of short-term investments	75,824	526,443		55,499
Payment for the origination of loan receivables	(5,246)	(36,420)	(53,000)
Proceeds from collection of loan receivables	6,609	45,885	45,587
Decrease (increase) in restricted cash	51,851	360,000	(360,500)	3,317
Net cash provided by (used in) investing activities	26,466	183,762	(1,550,357)	(1,063,186)
Financing activities:
Net proceeds from issuance of ordinary shares upon exercise of options	1,759	12,206	22,619	20,985
Payment of share repurchase			(107,331)
Proceeds from short-term debt	40,576	281,719	589,376	300,000
Repayment of short-term debt	(47,898)	(332,555)	(283,516)	(300,000)
Funds advanced from noncontrolling interest holders	1,650	11,453	5,432
Repayment of funds advanced from noncontrolling interest holders	(86)	(600)	(900)	(1,559)
Acquisitions of noncontrolling interest	(588)	(4,083)	(4,083)	(4,083)
Contribution from noncontrolling interest holders	6,568	45,604	2,450
Dividend paid to noncontrolling interest holders	(530)	(3,677)	(4,604)	(5,357)
Dividend paid	(39,790)	(276,261)
Excess tax benefit from share-based compensation	2,685	18,645	12,838	11,697
Net cash provided by (used in) financing activities	(35,654)	(247,549)	232,281	21,683
Effect of exchange rate changes on cash and cash equivalents	1,916	13,300	(2,624)	(1,082)
Net increase (decrease) in cash and cash equivalents	287,652	1,997,169	428,973	411,430
Cash and cash equivalents at the beginning of the year	178,286	1,237,838	808,865	397,435
Cash and cash equivalents at the end of the year	465,938	3,235,007	1,237,838	808,865
Supplemental disclosure of cash flow information:
Interest paid, net of amounts capitalized	1,356	9,415	3,854	1,533
Income taxes paid	26,561	184,414	190,660	110,222
Supplemental schedule of non-cash investing and financing activities:
Purchases of property and equipment included in payables	65,286	453,281	513,168	585,119
Consideration payable for business acquisition	24,890	172,813	113,458	7,560
Purchase of intangible assets included in payables	1,047	7,267	7,646	8,682
Reimbursement of government zoning included in receivables	389	2,700	2,099	1,000
Proceeds from disposal of subsidiary and branch included in receivables				5,000
Acquisition of noncontrolling interest included in payables			¥ 4,083	¥ 8,167
Issuance of ordinary shares for acquisition	$ 164,701	¥ 1,143,521